CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Audited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Exploration Stage	Total
Beginning balance, Amount at Apr. 26, 2012
Shares issued for cash - 90,000,000 at $0.000 per share, April 27, 2012, Amount	$ 90,000		$ (89,910)	$ 90
Shares issued for cash - 90,000,000 at $0.000 per share, April 27, 2012, Shares	90,000,000
Shares issued for as part of the share exchange agreement- September 12, 2012, recapitalization, Amount	281		(156,385)	(156,104)
Shares issued for as part of the share exchange agreement- September 12, 2012, recapitalization, Shares	280,920
Net profit (loss) for the period			28,336	28,336
Ending balance, Amount at Nov. 30, 2012	90,281		(217,959)	(127,678)
Ending balance, Shares at Nov. 30, 2012	90,280,920
Net profit (loss) for the period			(38,238)	(38,238)
Ending balance, Amount at Nov. 30, 2013	$ 90,281		$ (256,197)	$ (165,916)
Ending balance, Shares at Nov. 30, 2013	90,280,920